FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents	$ 850,486
Cash on hand	4,982
Bank balance	329,633
Overnight	350,080
Time deposits	165,791
Other financial assets, current
Other financial assets
Trade debtors, other accounts receivable and Current accounts receivable	1,244,348
Accounts receivable from entities related, current	19,645
Other financial assets, not current	46,907
Accounts receivable, non-current	4,725
Other current financial liabilities	1,835,288
Accounts payable for trade and other accounts payable, current	2,220,500
Accounts payable to entities related, current	56
Other financial liabilities, not current	8,530,418
Accounts payable, not current	619,110
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Restated [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents		$ 1,037,989
Cash on hand		8,974
Bank balance		331,218
Overnight		282,164
Time deposits		415,633
Other financial assets, current		17,411
Other financial assets		17,411
Trade debtors, other accounts receivable and Current accounts receivable		1,162,582
Accounts receivable from entities related, current		2,931
Other financial assets, not current		58,700
Accounts receivable, non-current		5,381
Other current financial liabilities		1,397,156
Accounts payable for trade and other accounts payable, current		1,674,303
Accounts payable to entities related, current		382
Other financial liabilities, not current		5,864,570
Accounts payable, not current		483,656
At fair value [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents	850,486
Cash on hand	4,982
Bank balance	329,633
Overnight	350,080
Time deposits	165,791
Other financial assets, current
Other financial assets
Trade debtors, other accounts receivable and Current accounts receivable	1,244,348
Accounts receivable from entities related, current	19,645
Other financial assets, not current	46,907
Accounts receivable, non-current	4,725
Other current financial liabilities	2,019,068
Accounts payable for trade and other accounts payable, current	2,220,500
Accounts payable to entities related, current	56
Other financial liabilities, not current	8,846,418
Accounts payable, not current	$ 619,110
At fair value [member] | Restated [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents		1,037,989
Cash on hand		8,974
Bank balance		331,218
Overnight		282,164
Time deposits		415,633
Other financial assets, current		17,411
Other financial assets		17,411
Trade debtors, other accounts receivable and Current accounts receivable		1,162,582
Accounts receivable from entities related, current		2,931
Other financial assets, not current		58,700
Accounts receivable, non-current		5,381
Other current financial liabilities		1,942,332
Accounts payable for trade and other accounts payable, current		1,674,303
Accounts payable to entities related, current		382
Other financial liabilities, not current		8,387,939
Accounts payable, not current		$ 483,656